Interest in Subsidiaries (Details)			12 Months Ended
	Mar. 01, 2023 ZAR (R)	Jun. 15, 2022 USD ($)	Feb. 29, 2024	Jun. 15, 2022 ZAR (R)
Karooooo Limited [Member]
Interest in Subsidiaries [Line Items]
Share capital percentage			90.00%
Karooooo Management Company Pte. Ltd. [Member]
Interest in Subsidiaries [Line Items]
Share capital percentage			10.00%
Cartrack Swaziland (Pty) Ltd [Member]
Interest in Subsidiaries [Line Items]
Share capital percentage			74.00%
Consideration interest amount	R 9,120,000
Voting interest	76.00%
Goodwill recognizing (in Rand)	R 6,200,000
Cartrack Holdings Proprietary Limited [Member]
Interest in Subsidiaries [Line Items]
Share capital percentage			2.00%
Karooooo Kenya Limited [Member]
Interest in Subsidiaries [Line Items]
Interest rate		30%
Consideration interest amount | $		$ 380,000
Carrying amount of net assets (in Rand)				R 730,112